New Accounting Pronouncements	6 Months Ended
Jun. 30, 2018
Accounting Changes And Error Corrections [Abstract]
New Accounting Pronouncements

2. NEW ACCOUNTING PRONOUNCEMENTS

Adopted in 2018

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers (ASC 606) (“ASU 2014-09”), which supersedes existing revenue recognition guidance under current U.S. GAAP. The new standard requires an entity to recognize revenue upon transfer of control of goods or services to a customer at an amount that reflects the consideration that the entity expects to receive. This new revenue recognition model defines a five-step process to achieve this objective. The new standard also requires additional disclosures to enable users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts with customers. Entities have the option to apply the new guidance under a retrospective approach to each prior reporting period presented, and the cumulative effect of applying the standard would be recognized at the earliest period shown or a modified retrospective approach with the cumulative effect of initially applying the new guidance recognized at the date of initial application within the condensed consolidated statement of changes in equity.

The Company has adopted the new standard effective January 1, 2018 using the full retrospective approach. The impact of adopting the new standard on net equity at January 1, 2016 (date of first time retrospective adoption of the new standard) is a reduction of $122 million and primarily relates to certain services (mainly maintenance and repair contracts, as well as extended warranty contracts) and certain other incentives provided by CNH Industrial to customers which require a different timing of recognition of revenues and margin. Furthermore, the adoption of the new standard also resulted in changes in classification between net revenues and expenses, whose overall impact on total net revenues is not significant, as well as certain further changes in classification for certain assets and liabilities, whose overall impact on total assets and total liabilities is not significant.

As it relates to our supplemental information and segment reporting, based upon the provisions of ASC 606, we have determined that sales to dealers accompanied by “floor plan” agreements, under which the Company offers wholesale financing including “interest-free” financing for specified periods, include two separate performance obligations. In particular, concurrent with the sale of the equipment/vehicle, our Industrial Activities companies offer to the dealer wholesale financing through loans extended by financial services companies (primarily through our captive Financial Services business). Industrial Activities compensates Financial Services for the cost of the “interest-free” period. This cost has been determined to represent a cash sale incentive on the initial sale of the good (first performance obligation), and therefore should be recognized as a reduction of net sales of Industrial Activities, and not as interest compensation to Financial Services in the Industrial Activities statement of operations, as presented historically. The second performance obligation consists of a credit facility extended by our Financial Services business to the dealer: the remuneration of this performance obligation is represented by the compensation received from Industrial Activities for the period of the “interest-free” financing and by the interest charged to the dealer for the remaining period. This remuneration is recognized over the period of the outstanding exposure, consistent with the current accounting treatment. These changes did not result in any change in total revenues in the Condensed Consolidated Statement of Operations or in total operating income, as the transactions between Industrial Activities and Financial Services are eliminated on consolidation. However, the new classification of the interest compensation to Financial Services modified the allocation of total revenues between the amounts classified as Net sales (which includes only Net sales of Industrial Activities) and the Finance and Interest Income (which mainly includes income of Financial Services). Furthermore, after the adoption of ASC 606, the different classification of interest compensation to Financial Services reduced the operating profit of Industrial Activities, but did not modify the total consolidated operating profit.

In accordance with the transitional rules included in ASU 2014-09, the Company has applied the standard’s practical expedient where, for all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to the remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue. No other practical expedients were applied.

The following paragraph presents the Company’s revenue recognition policy after the adoption of the new accounting standard ASC 606.

Revenue recognition policy

Revenue is recognized when control of the vehicles, equipment, services or parts has been transferred and the Company’s performance obligations to the customers have been satisfied. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services.

The timing of when the Company transfers the goods or services to the customer may differ from the timing of the customer’s payment.

Revenues are stated net of discounts, allowances, settlement discounts and rebates, as well as costs for sales incentive programs, which are determined on the basis of historical costs, country by country, and charged against profit for the period in which the corresponding sales are recognized.

The Company also enters into contracts with multiple performance obligations. For these contracts, the Company allocates revenue from the transaction price to the distinct goods and services in the contract on a relative standalone selling price basis. To the extent the Company sells the goods or services separately in the same market, the standalone selling price is the observable price at which the Company sells the goods or services separately. For all other goods or services, the Company estimates the standalone selling price considering all information reasonably available (including market conditions, entity-specific factors and information about the customer or class of customer).

Sales of goods

The Company has determined that the customers from the sale of vehicles, equipment and parts are generally dealers, distributors and retail customers.

Transfer of control, and thus related revenue recognition, generally corresponds to when the vehicles, equipment and parts are made available to the customer. Therefore, the Company recognizes revenue at a point in time when control is transferred to the customer at a sale price that the Company expects to receive.

For all sales, no significant uncertainty exists surrounding the purchaser’s obligation to pay for vehicles, equipment and parts. The Company records appropriate allowance for credit losses and anticipated returns as required. Fixed payment schedules exist for all sales, but payment terms vary by geographic market and product line.

The cost of incentives, if any, are estimated at the inception of a contract at the amount that is expected to be paid and is recognized as a reduction to revenue at the time of the sale. If a vehicle or equipment contract transaction has multiple performance obligations, the cost of incentives is allocated entirely to vehicle or equipment as the intent of the incentives is to encourage sales of vehicles or equipment. If the estimate of the incentive changes following the sale to the customer, the change in estimate is recognized as an adjustment to revenue in the period of the change. CNH Industrial grants certain sales incentives to support sales of its products to retail customers. At the later of the time of sale or the time an incentive is announced to dealers, CNH Industrial records the estimated impact of sales allowances in the form of dealer and customer incentives as a reduction of revenue. Subsequent adjustments to sales incentive programs related to products/vehicles previously sold are recognized as an adjustment to revenues in the period the adjustment is determinable. The determination of sales allowances requires management to make estimates based upon historical data, estimated future market demand for products, field inventory levels, announced incentive programs, competitive pricing and interest rates, among other things.

With reference to the sales to dealers accompanied by “floor plan” agreements under which the Company offers wholesale financing including “interest-free” financing for specified period of time (which also vary by geographic market and product line), two separate performance obligations exist. The first performance obligation consists of the sale of the equipment/vehicle from Industrial Activities to the dealer. Concurrent with the sale of the equipment/vehicle, Industrial Activities offers to the dealer wholesale financing through loans extended by Financial Services. Industrial Activities compensates Financial Services for the cost of the interest-free period. This cost has been determined to represent a cash sale incentive on the initial sale of the good sold, and therefore it should be recognized upfront as a reduction of net sales of Industrial Activities. The second performance obligation consists of a credit facility extended by Financial Services to the dealer. The remuneration of this performance obligation is represented by the compensation received from Industrial Activities for the period of the interest-free financing and by the interest charged to dealer for the remaining period. This remuneration is recognized by Financial Services over the period of the outstanding exposure.

For parts sales, when the Company provides its customers with a right to return a transferred product, revenue and corresponding cost of sales are recognized for parts that are not expected to be returned. The expected returns are estimated based on an analysis of historical experience. The portion of revenue (and corresponding cost of sales) related to the parts that are expected to be returned is recognized at the end of the return period. The amount received or receivable that is expected to be returned is recognized as a refund liability, representing the obligation to return the customer’s consideration.

Furthermore, at the time of the initial sale, CNH Industrial recognizes a return asset for the right to recover the goods returned by the customer. This asset is initially measured at the former carrying amount of the inventory. At each reporting date, both the refund liability and the return asset are remeasured to record for any revisions to the expected level of returns, as well as any decreases in the value of the returned products.

Rendering of services

Revenues from services provided are primarily comprised of extended warranties and maintenance and repair services and are recognized over the contract period when the costs are incurred, that is when the claims are charged by the dealer. Amounts invoiced to customers for which CNH Industrial receives consideration before the performance is satisfied are recognized as contract liability. These services are either separately-priced or included in the selling price of the vehicle. In the second case, revenue for the services is allocated based on the estimated stand-alone selling price. In the event that the costs expected to be incurred to satisfy the remaining performance obligations exceed the transaction price, an estimated contract loss is recognized.

Shipping and other transportation activities performed as an agent are recognized on a net basis, which is netting the related freight cost against the freight revenue.

Rents and other income on assets sold with a buy-back commitment

Commercial Vehicles enters into transactions for the sale of vehicles to some customers with an obligation to repurchase (“buy-back commitment”) the vehicles at the end of a period (“buy-back period”) at the customer’s request. For these types of arrangements, at inception, CNH Industrial assesses whether a significant economic incentive exists for the customer to exercise the option.

If CNH Industrial determines that a significant economic incentive exists for the customer to exercise the buy-back option, the transaction is accounted for as an operating lease. In such case, vehicles are accounted for as Property, plant and equipment because the agreements typically have a long-term buy-back period. The difference between the carrying value (corresponding to the manufacturing cost) and the estimated resale value (net of refurbishing costs) at the end of the buy-back period is depreciated on a straight-line basis over the same period. The initial sale price received is recognized in “Other liabilities” and is comprised of the repurchase value of the vehicle, and the rents to be recognized in the future recorded as contract liability. These rents are determined at the inception of the contract as the difference between the initial sale price and the repurchase price and are recognized as revenue on a straight-line basis over the term of the agreement. At the end of the agreement term, upon exercise of the option, the used vehicles are reclassified from Property, plant and equipment to Inventories. The proceeds from the sale of such vehicles are recognized as Revenues.

If CNH Industrial determines that a significant economic incentive does not exist for the customer to exercise the buy-back option, the transaction is treated as a sale with a variable consideration whose variable component is the buy-back provision accrual. The buy-back provision accrual is the difference between the repurchase price and the estimated market value of the used vehicle at the end of the buy-back period and is recorded only when the repurchase price is greater than the estimated market value of the used vehicle. The buy-back provision accrual is estimated and recognized as a reduction of revenues at the time of the sale. Any subsequent change following such periodic reassessment is recognized as a reduction of revenues at that time.

Finance and interest income

Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on loans is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Interest accrual is resumed when and if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Rents and other income on operating leases

Income from operating leases is recognized over the term of the lease on a straight-line basis.

Compensation – Retirement Benefits

In March 2017, the FASB issued ASU 2017-07, Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (“ASU 2017-07”). The amendments in this update require that an employer disaggregate the service cost component from the other components of net benefit cost. The amendments also provide explicit guidance on how to present the service cost component and the other components of net benefit cost in the income statement and allow only the service cost component of net benefit cost to be eligible for capitalization. ASU 2017-07 is effective for annual reporting periods beginning after December 15, 2017, and early adoption is permitted. The Company adopted ASU 2017-07 on a retrospective basis as of January 1, 2018, which did not have a material impact on its condensed consolidated financial statements.

Statement of Cash Flows

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”) that changes the presentation of restricted cash and cash equivalents on the statement of cash flows. Restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period amounts shown on the statement of cash flows. ASU 2016-18 is effective for annual reporting periods beginning after December 15, 2017, and early adoption is permitted. The Company adopted ASU 2016-18 on a retrospective basis as of January 1, 2018, which did not have a material impact on its condensed consolidated financial statements.

Summary of the impacts of the adoption of the new accounting standards

The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2017-07 on the condensed consolidated statement of operations for the three and six months ended June 30, 2017 is as follows:

	Three Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Revenues
Net Sales	$6,655	$(130)	$—	$6,525
Finance, interest and other income	293	185	—	478
Total Revenues	$6,948	$55	$—	$7,003
Costs and Expenses
Cost of goods sold	$5,427	$(32)	$(2)	$5,393
Selling, general and administrative expenses	575	—	(4)	571
Research and development expenses	228	—	—	228
Restructuring expenses	12	—	—	12
Interest expense	234	(1)	—	233
Other, net	139	102	6	247
Total Costs and Expenses	$6,615	$69	$—	$6,684
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	333	(14)	—	319
Income tax (expense)	(113)	3	—	(110)
Equity in income of unconsolidated subsidiaries and affiliates	27	—	—	27
Net Income (loss)	$247	$(11)	$—	$236
Net income (loss) attributable to noncontrolling interests	5	—	—	5
Net income/(loss) attributable to controlling interests	$242	$(11)	$—	$231
Earnings per share attributable to common shareholders
Basic	$0.18	$(0.01)	$—	$0.17
Diluted	$0.18	$(0.01)	$—	$0.17
Cash dividends declared per common share	$0.118	$—	$—	$0.118

	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Revenues
Net Sales	$12,039	$(224)	$—	$11,815
Finance, interest and other income	590	383	—	973
Total Revenues	$12,629	$159	$—	$12,788
Costs and Expenses
Cost of goods sold	$9,924	$(44)	$(5)	$9,875
Selling, general and administrative expenses	1,117	—	(7)	1,110
Research and development expenses	419	—	—	419
Restructuring expenses	24	—	—	24
Interest expense	453	(1)	—	452
Other, net	280	218	12	510
Total Costs and Expenses	$12,217	$173	$—	$12,390
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	412	(14)	—	398
Income tax (expense)	(161)	—	—	(161)
Equity in income of unconsolidated subsidiaries and affiliates	45	—	—	45
Net Income (loss)	$296	$(14)	$—	$282
Net income (loss) attributable to noncontrolling interests	8	—	—	8
Net income/(loss) attributable to controlling interests	$288	$(14)	$—	$274
Earnings per share attributable to common shareholders
Basic	$0.21	$(0.01)	$—	$0.20
Diluted	$0.21	$(0.01)	$—	$0.20
Cash dividends declared per common share	$0.118	$—	$—	$0.118

The unaudited impact of adoption of the new Revenue Recognition standard on our condensed consolidated balance sheet at December 31, 2017 is as follows:

	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$5,430	$—	$5,430
Restricted cash	770	—	770
Trade receivables, net	496	—	496
Financing receivables, net	19,842	(47)	19,795
Inventories, net	6,280	172	6,452
Property, plant and equipment, net	7,003	(172)	6,831
Investments in unconsolidated subsidiaries and affiliates	561	—	561
Equipment under operating leases	1,845	—	1,845
Goodwill	2,472	—	2,472
Other intangible assets, net	792	—	792
Deferred tax assets	818	34	852
Derivative assets	77	—	77
Other assets	1,889	36	1,925
Total Assets	$48,275	$23	$48,298
LIABILITIES AND EQUITY
Debt	$25,895	$—	$25,895
Trade payables	6,060	—	6,060
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,300	—	2,300
Derivative liabilities	98	—	98
Other liabilities	9,400	194	9,594
Total Liabilities	$43,850	$191	$44,041
Redeemable noncontrolling interest	25	—	25
Total Equity	$4,400	$(168)	$4,232
Total Liabilities and Equity	$48,275	$23	$48,298

The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2016-18 on our condensed consolidated statement of cash flows for the six months ended June 30, 2017 is as follows:

	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2016-18	As Recast
	(in millions)
Operating activities:
Net income	$296	$(14)	$—	$282
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	354	—	—	354
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	280	—	—	280
Loss from disposal of assets	12	(11)	—	1
Loss on repurchase/early redemption of notes	17	—	—	17
Undistributed income of unconsolidated subsidiaries	(10)	—	—	(10)
Other non-cash items	87	(9)	—	78
Changes in operating assets and liabilities:
Provisions	41	(9)	—	32
Deferred income taxes	(85)	(1)	—	(86)
Trade and financing receivables related to sales, net	(291)	—	—	(291)
Inventories, net	(1,057)	397	—	(660)
Trade payables	617	—	—	617
Other assets and liabilities	6	24	—	30
Net cash provided by operating activities	$267	$377	$—	$644
Investing activities:
Additions to retail receivables	(1,806)	—	—	(1,806)
Collections of retail receivables	2,190	—	—	2,190
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2	—	—	2
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	377	(377)	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(165)	—	—	(165)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(850)	—	—	(850)
Other	145	—	(161)	(16)
Net cash used in investing activities	$(107)	$(377)	$(161)	$(645)
Financing activities:
Proceeds from long-term debt	7,395	—	—	7,395
Payments of long-term debt	(8,104)	—	—	(8,104)
Net increase in other financial liabilities	90	—	—	90
Dividends paid	(165)	—	—	(165)
Other	(5)	—	—	(5)
Net cash used in financing activities	$(789)	$—	$—	$(789)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	213	—	14	227
Decrease in cash and cash equivalents and restricted cash	(416)	—	(147)	(563)
Cash and cash equivalents and restricted cash, beginning of year	5,017	—	837	5,854
Cash and cash equivalents and restricted cash, end of period	$4,601	$—	$690	$5,291

The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2017-07 on our segment reporting for the three and six months ended June 30, 2017 is as follows:

	Three Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
Revenues:
Agricultural Equipment	$2,893	$(127)	$2,766
Construction Equipment	676	(26)	650
Commercial Vehicles	2,575	23	2,598
Powertrain	1,136	—	1,136
Eliminations and other	(625)	—	(625)
Net sales of Industrial Activities	6,655	(130)	6,525
Financial Services	400	102	502
Eliminations and other	(107)	83	(24)
Total Revenues	$6,948	$55	$7,003

	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
Revenues:
Agricultural Equipment	$5,239	$(233)	$5,006
Construction Equipment	1,199	(47)	1,152
Commercial Vehicles	4,666	57	4,723
Powertrain	2,138	(1)	2,137
Eliminations and other	(1,203)	—	(1,203)
Net sales of Industrial Activities	12,039	(224)	11,815
Financial Services	796	218	1,014
Eliminations and other	(206)	165	(41)
Total Revenues	$12,629	$159	$12,788

	Three Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Operating Profit:
Agricultural Equipment	$303	$(65)	$4	$242
Construction Equipment	17	(11)	1	7
Commercial Vehicles	91	(20)	—	71
Powertrain	98	(1)	—	97
Eliminations and other	(28)	—	—	(28)
Operating profit of Industrial Activities	481	(97)	5	389
Financial Services	125	—	—	125
Eliminations and other	(83)	83	—	—
Total Operating profit	$523	$(14)	$5	$514

	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Operating Profit:
Agricultural Equipment	$462	$(124)	$8	$346
Construction Equipment	(5)	(21)	2	(24)
Commercial Vehicles	119	(32)	—	87
Powertrain	172	(1)	—	171
Eliminations and other	(48)	—	—	(48)
Operating profit of Industrial Activities	700	(178)	10	532
Financial Services	245	—	—	245
Eliminations and other	(165)	165	—	—
Total Operating profit	$780	$(13)	$10	$777

The unaudited impact on Industrial Activities of adoption of the new Revenue Recognition standard, the impact of ASU 2017-07 and ASU 2016-18 on our supplemental statements of operations for the three and six months ended June 30, 2017, our supplemental balance sheet at December 31, 2017, and our supplemental statement of cash flows for the six months ended June 30, 2017 is as follows:

	Statement of Operations
	Industrial Activities
	Three Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Revenues
Net sales	$6,655	$(130)	$6,525
Finance and interest income	29	—	29
Total Revenues	$6,684	$(130)	$6,554
Costs and Expenses
Cost of goods sold	$5,427	$(34)	$5,393
Selling, general and administrative expenses	519	(4)	515
Research and development expenses	228	—	228
Restructuring expenses	11	—	11
Interest expense	150	—	150
Interest compensation to Financial Services	84	(84)	—
Other, net	53	6	59
Total Costs and Expenses	$6,472	$(116)	$6,356
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	212	(14)	198
Income tax (expense) benefit	(72)	3	(69)
Equity in income of unconsolidated subsidiaries and affiliates	20	—	20
Results from intersegment investments	87	—	87
Net income	$247	$(11)	$236

	Statement of Operations
	Industrial Activities
	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Revenues
Net sales	$12,039	$(224)	$11,815
Finance, interest and other income	65	—	65
Total Revenues	$12,104	$(224)	$11,880
Costs and Expenses
Cost of goods sold	$9,924	$(49)	$9,875
Selling, general and administrative expenses	996	(7)	989
Research and development expenses	419	—	419
Restructuring expenses	22	—	22
Interest expense	289	—	289
Interest compensation to Financial Services	166	(166)	—
Other, net	116	12	128
Total Costs and Expenses	$11,932	$(210)	$11,722
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	172	(14)	158
Income tax (expense) benefit	(82)	—	(82)
Equity in income of unconsolidated subsidiaries and affiliates	32	—	32
Results from intersegment investments	174	—	174
Net income	$296	$(14)	$282

	Balance Sheet
	Industrial Activities
	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$4,901	$—	$4,901
Restricted cash	—	—	—
Trade receivables	490	—	490
Financing receivables	1,718	—	1,718
Inventories, net	6,064	172	6,236
Property, plant and equipment, net	7,001	(172)	6,829
Investments in unconsolidated subsidiaries and affiliates	3,173	—	3,173
Equipment under operating leases	35	—	35
Goodwill	2,316	—	2,316
Other intangible assets, net	779	—	779
Deferred tax assets	835	34	869
Derivative assets	73	—	73
Other assets	1,706	36	1,742
Total Assets	$29,091	$70	$29,161
LIABILITIES AND EQUITY
Debt	$7,396	$47	$7,443
Trade payables	5,936	—	5,936
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,280	—	2,280
Derivative liabilities	88	—	88
Other liabilities	8,869	194	9,063
Total Liabilities	$24,666	$238	$24,904
Equity	4,400	(168)	4,232
Redeemable noncontrolling interest	25	—	25
Total Liabilities and Equity	$29,091	$70	$29,161

	Statements of Cash Flows
	Industrial Activities
	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$378	$144	$522
Net cash used in investing activities	$(654)	$(138)	$(792)
Net cash used in financing activities	$(497)	$—	$(497)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	209	—	209
Decrease in cash and cash equivalents and restricted cash	(564)	6	(558)
Cash and cash equivalents and restricted cash, beginning of year	4,649	—	4,649
Cash and cash equivalents and restricted cash, end of period	$4,085	$6	$4,091

The unaudited impact on Financial Services of adoption of the new Revenue Recognition standard, the impact of ASU 2017-07 and ASU 2016-18 on our supplemental statements of operations for the three and six months ended June 30, 2017, our supplemental balance sheet at December 31, 2017, and our supplemental statement of cash flows for the six months ended June 30, 2017 is as follows:

For the three and six months ended June 30, 2017, the impact of the new standards to the Financial Services statement of operations was to increase Finance, interest and other income by $102 million and $218 million, respectively, with a corresponding increase to Other, net.

There was no impact to the Financial Services balance sheet for the new standards and the impact to the statement of cash flows is as follows:

	Statements of Cash Flows
	Financial Activities
	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$58	$233	$291
Net cash used in investing activities	$518	$(400)	$118
Net cash used in financing activities	$(432)	$—	$(432)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	4	14	18
Decrease in cash and cash equivalents and restricted cash	148	(153)	(5)
Cash and cash equivalents and restricted cash, beginning of year	368	837	1,205
Cash and cash equivalents and restricted cash, end of period	$516	$684	$1,200

Impact of the adoption of the new Revenue Recognition standard and of ASU 2017-07 on 2017 amounts included in the following Notes

2017 figures included in the following Notes have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606) and for retirement benefit accounting (ASU 2017-07).

Financial Instruments

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which amends ASC 825-10, Financial Instruments - Overall. This ASU changes the treatment for available-for-sale equity investments by recognizing unrealized fair value changes directly in net income, and no longer in other comprehensive income. ASU 2016-01 is effective January 1, 2018, with the cumulative-effect adjustment from initially applying the new standard recognized in the condensed consolidated statement of financial position as of January 1, 2018. The Company adopted this standard on January 1, 2018, which did not have a material impact on its condensed consolidated financial statements.

Not Yet Adopted

Derivatives and Hedging

In August 2017, the FASB issued ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities (“ASU 2017-12”), which amends ASC 815, Derivatives and Hedging. The purpose of this ASU is to better align a company’s risk management activities and financial reporting for hedging relationships, simplify the hedge accounting requirements and improve the disclosures of hedging arrangements. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018, including interim periods within these years. Early adoption is permitted in any interim period or fiscal year before the effective date. The Company is currently evaluating the impact the adoption of this standard will have on its condensed consolidated financial statements.

Financial Instruments

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which establishes ASC 326, Financial Instruments - Credit Losses. The ASU introduced a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. Additional disclosures about significant estimates and credit quality are also required. ASU 2016-13 is effective for annual period beginning after December 15, 2019, with early adoption permitted for annual periods beginning after December 15, 2018. The Company is currently evaluating the impact the adoption of this standard will have on its condensed consolidated financial statements.

Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which supersedes ASC 840, Leases. The ASU’s most prominent change is the requirement for lessees to recognize leased assets and liabilities classified as operating leases under the previous standard. The ASU does not significantly change the lessee’s recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. ASU 2016-02 also will require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. It is effective for annual reporting periods beginning after December 15, 2018 including interim periods within those fiscal years, and early adoption is permitted. The ASU requires a modified retrospective transition approach and provides certain optional transition relief. The Company is currently evaluating the impact the adoption of this standard will have on its condensed consolidated financial statements.

Comprehensive Income

In February 2018, the FASB issued ASU No. 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (“ASU 2018-02”), which amends ASC 220, Income Statement – Reporting Comprehensive Income. In December 2017, the U.S. government enacted new tax legislation (“U.S. Tax Reform”). Included in the provisions of U.S. tax reform is a reduction of the corporate income tax rate from 35 percent to 21 percent. U.S. GAAP requires that the remeasurement of deferred taxes to the new corporate tax rate occur in the period in which the legislation is enacted. The deferred tax adjustment is recorded in the provision for income taxes, including items for which the tax effects were originally recorded in Other Comprehensive Income (“OCI”). This treatment results in the items in OCI reflecting a disproportionate tax rate, a result often referred to as stranded tax effects. This ASU allows a reclassification from accumulated OCI to retained earnings for stranded tax effects resulting from tax reform. ASU 2018-92 is effective for annual reporting periods beginning after December 15, 2018 including interim periods within those fiscal years, and early adoption is permitted. The ASU can be adopted at the beginning of an interim or annual period or retrospectively to each period affected by tax reform. The Company is currently evaluating the impact the adoption of this standard will have on the condensed consolidated financial statements.